Net interest income (Tables)	6 Months Ended
Jun. 30, 2019
Dsclosure of interest income and expense [abstract]
Summary of Net Interest Income
Notes to the Condensed consolidated statement of profit or loss
11 Net interest income

Net interest income
	1 January to 30 June
6 month period	2019	2018
Interest income on loans	9,659	9,218
Interest income on financial assets at fair value through OCI	311	289
Interest income on financial assets at amortised cost	359	398
Interest income on non-trading derivatives (hedge accounting)	2,268	2,281
Negative interest on liabilities	202	213
Interest income using effective interest rate method	12,799	12,399

Interest income on financial assets at fair value through profit or loss	1,006	733 [1]
Interest income on non-trading derivatives (no hedge accounting)	411	324
Interest income other	16	17
Other interest income	1,434	1,073

Interest income	14,233	13,472

Interest expense on deposits from banks	184	191
Interest expense on customer deposits	1,482	1,245
Interest expense on debt securities in issue	1,239	1,059
Interest expense on subordinated loans	324	368
Negative interest on assets	186	189
Interest expense on non-trading derivatives (hedge accounting)	2,466	2,383
Interest expense using effective interest rate method	5,880	5,435

Interest expense on financial liabilities at fair value through profit or loss	892	662 [1]
Interest expense on non-trading derivatives (no hedge accounting)	525	495
Interest expense other	41	19
Other interest expense	1,457	1,177

Interest expense	7,337	6,612

Net interest income	6,896	6,860